Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2017
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2017	2016

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,372,931	55,011,019

Effect of dilutive share options outstanding	998,895	1,231,145

Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	55,371,826	56,242,164